Trade and Other Receivables - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade debtor balance	£ 270	£ 54
Litigation deposits	553	603
Recoverable payments under Quebec Class Action, discount effect	£ 24	£ 21
US Dollar
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	3.50%	1.40%
UK sterling
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	4.20%	4.30%
Euro
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	1.60%	1.50%
Other Currencies
Disclosure Of Trade And Other Receivables [Line Items]
Percentage of trade and other receivables denominated in other currencies	6.60%	9.60%
Canada
Disclosure Of Trade And Other Receivables [Line Items]
Recoverable payments under Quebec Class Action	£ 436	£ 449
Factoring of receivables
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables derecognised through factoring arrangements	£ 428	£ 139